OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Jun. 30, 2026
Components of Other Income (Expense), Net

The components of other income (expense), net were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Interest and dividends income	$3,301	$2,647	$3,157
Interest expense	(3,051)	(2,385)	(2,935)
Net recognized gains (losses) on investments	4,385	(349)	(118)
Net gains (losses) on derivatives	1,867	(260)	(187)
Net gains (losses) on foreign currency remeasurements	(527)	171	(244)
Other, net	4,722	(4,725)	(1,319)

Total	$10,697	$(4,901)	$(1,646)

Debt Securities
Net Recognized Gains (Losses) on Investments

Net recognized gains (losses) on debt investments were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Realized gains from sales of available-for-sale securities	$103	$40	$22
Realized losses from sales of available-for-sale securities	(56)	(65)	(98)
Impairments and allowance for credit losses	(26)	8	23

Total	$21	$(17)	$(53)

Equity Securities
Net Recognized Gains (Losses) on Investments

Net recognized gains (losses) on equity investments were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Net realized gains on investments sold	$125	$83	$18
Net unrealized gains on investments still held	4,391	536	146
Impairments of investments	(152)	(951)	(229)

Total	$4,364	$(332)	$(65)